Acquisitions (Tables)	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Summary of Consideration Paid and Amounts of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the consideration paid and the estimated fair value of the assets acquired and liabilities assumed at the acquisition date.

Consideration:
Cash	$4,000,000
Contingent consideration arrangement	1,000,000

Fair value of total consideration transferred	$5,000,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Accounts receivable	$429,267
Intangible assets	3,497,000
Current liabilities	(176,223)

Total identifiable net assets acquired	3,750,044
Goodwill	1,249,956

Total	$5,000,000